JOHN HANCOCK VARIABLE INSURANCE TRUST Supplement dated June 30, 2011 to the Prospectus dated May 2, 2011
Bond Trust
Bond Trust
The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
Bond Trust Series NAV	63	199	346	774

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 30, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011
Supplement [Text Block]	jht756913_SupplementTextBlock	JOHN HANCOCK VARIABLE INSURANCE TRUST Supplement dated June 30, 2011 to the Prospectus dated May 2, 2011
Bond Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bond Trust
Supplement [Text Block]	jht756913_SupplementTextBlock	The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:
Bond Trust | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPNNX
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	63
Year 3	rr_ExpenseExampleYear03	199
Year 5	rr_ExpenseExampleYear05	346
Year 10	rr_ExpenseExampleYear10	774